CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Cash from operating activities:
Net loss	$ (2,143,683)	$ (2,644,616)	$ (6,864,783)	$ (6,008,901)
Adjustments to reconcile net loss to net cash used in operating activities:
Bad debt expense				76,046
Depreciation and amortization	116,588	73,628	350,192	275,346
Loss on disposal of assets				14,454
Stock based compensation	75,128	250,577	819,191	262,411
Stock issued for services	32,500	40,000	157,500	144,167
PPP loan forgiveness including accrued interest				(1,421,577)
Amortization of operating lease right of use asset	77,101	77,636	235,834	250,482
Changes in assets and liabilities:
Accounts receivable	2,700,917	1,449,908	(1,679,720)	(611,023)
Contract assets	(1,000,590)	(264,223)	(422,273)	99,009
Inventory	(101,167)	(24,426)	(1,130,022)	(185,915)
Prepaid expenses and other current assets	228,941	(264,687)	266,539	423,905
Security deposit				(600,000)
Accounts payable	(1,008,207)	(95,708)	1,245,890	445,184
Accounts payable-related party				(7,700)
Payroll taxes payable				(3,146)
Accrued expenses	(85,371)	(30,622)	(165,069)	(408,692)
Operating lease obligation	(8,107)	70,094	184,728	(127,816)
Contract liabilities	1,108,864	534,706	(871,314)	804,388
Net cash used in operating activities	(7,086)	(827,733)	(7,873,307)	(6,579,378)
Cash flows from investing activities:
Purchase of patents/trademarks	(7,339)	(600)	(18,190)	(7,435)
Purchase of software development	(212,067)		(281,783)
Purchase of fixed assets	(41,738)	(101,478)	(344,915)	(545,505)
Net cash used in investing activities	(261,144)	(102,078)	(644,888)	(552,940)
Cash flows from financing activities:
Repayments of insurance and equipment financing	(201,485)	(128,437)	(331,175)	(353,444)
Repayment of finance lease	(11,285)	(23,959)	(80,335)	(89,618)
Proceeds from common stock issued		6,095,000	8,801,003
Issuance cost	(299,145)	(576,650)	(942,926)
Proceeds from preferred stock issued	4,000,000		1,299,000	4,500,000
Net cash provided by financing activities	3,488,085	5,365,954	8,745,567	4,056,938
Net increase in cash	3,219,855	4,436,143	227,372	(3,075,380)
Cash, beginning of period	1,121,092	893,720	893,720	3,969,100
Cash, end of period	4,340,947	5,329,863	1,121,092	893,720
Supplemental Disclosure of Cash Flow Information:
Interest paid	1,180	3,180	9,292	30,817
Taxes paid			1,264
Supplemental Non-Cash Investing and Financing Activities:
Lease right of use asset and liability				4,980,104
Notes issued for financing of insurance premiums	$ 320,004	$ 242,591	$ 353,244	$ 363,005